INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
Our partnership’s investment in associates and joint ventures are reviewed and reported on a segmented basis. Investments in the utilities segment include a 15% interest in a Brazilian electricity transmission operation, our partnership’s 11% interest in a Texas electricity transmission project and four associates of our Colombian natural gas distribution operation. Transport investments include a 45% interest in a Brazilian toll road business, an 11% interest in a Brazilian rail and port logistics business, a 19% ownership interest of a North American west coast container terminal, and our 13% and 50% interests in port operations in Australia, and a 40% stake in a European port operation. In our energy segment, investments in associates and joint ventures include our 50% interest in a North American natural gas business and a 20% interest in a North American gas storage operation. Our investments in the data infrastructure segment relates to our 21% interest in a European telecommunications infrastructure operation.

The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2018	2017
Balance at beginning of year	$5,572	$4,727
Share of earnings for the year(4)	(13)	118
Foreign currency translation and other	(296)	167
Share of other comprehensive income	260	183
Distributions	(59)	(66)
Disposition of interest(1)	(951)	(177)
Acquisitions(2),(3)	78	620
Balance at end of year	$4,591	$5,572
\

(1)
In August 2017, Brookfield Infrastructure, alongside institutional partners and a Brookfield-sponsored infrastructure fund, reorganized the holding entities of its investment in the Brazilian toll road operation. This transaction resulted in no gain or loss being recorded within the Consolidated Statements of Operating Results. The reorganization resulted in Brookfield Infrastructure no longer consolidating an 8% interest of the investment attributable to an institutional partner. The reorganization concurrently reduced the investments in associates and joint venture and non-controlling interest partnership capital balances by $177 million during the third quarter of 2017.

(2)
Throughout 2017, Brookfield Infrastructure, alongside an institutional partner, injected $349 million into the Brazilian toll road operation for growth capital expenditure requirements increasing our partnership’s ownership interest to 45%.

(3)
In May 2017, Brookfield Infrastructure and its partner in its North American natural gas transmission operation each injected $200 million into the business to pay down operating level debt. A similar transaction was completed in April 2016 by Brookfield Infrastructure and its partner in the amount of $312 million.

(4)
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, S.L. for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results. Please refer to Note 5 Disposition of Chilean Electricity Transmission Operation for additional details.

Disclosure of ownership interest, voting interest, and carrying value of associates
Our partnership’s investment in associates and joint ventures are reviewed and reported on a segmented basis. Investments in the utilities segment include a 15% interest in a Brazilian electricity transmission operation, our partnership’s 11% interest in a Texas electricity transmission project and four associates of our Colombian natural gas distribution operation. Transport investments include a 45% interest in a Brazilian toll road business, an 11% interest in a Brazilian rail and port logistics business, a 19% ownership interest of a North American west coast container terminal, and our 13% and 50% interests in port operations in Australia, and a 40% stake in a European port operation. In our energy segment, investments in associates and joint ventures include our 50% interest in a North American natural gas business and a 20% interest in a North American gas storage operation. Our investments in the data infrastructure segment relates to our 21% interest in a European telecommunications infrastructure operation.

The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	2018	2017
Balance at beginning of year	$5,572	$4,727
Share of earnings for the year(4)	(13)	118
Foreign currency translation and other	(296)	167
Share of other comprehensive income	260	183
Distributions	(59)	(66)
Disposition of interest(1)	(951)	(177)
Acquisitions(2),(3)	78	620
Balance at end of year	$4,591	$5,572
\

(1)
In August 2017, Brookfield Infrastructure, alongside institutional partners and a Brookfield-sponsored infrastructure fund, reorganized the holding entities of its investment in the Brazilian toll road operation. This transaction resulted in no gain or loss being recorded within the Consolidated Statements of Operating Results. The reorganization resulted in Brookfield Infrastructure no longer consolidating an 8% interest of the investment attributable to an institutional partner. The reorganization concurrently reduced the investments in associates and joint venture and non-controlling interest partnership capital balances by $177 million during the third quarter of 2017.

(2)
Throughout 2017, Brookfield Infrastructure, alongside an institutional partner, injected $349 million into the Brazilian toll road operation for growth capital expenditure requirements increasing our partnership’s ownership interest to 45%.

(3)
In May 2017, Brookfield Infrastructure and its partner in its North American natural gas transmission operation each injected $200 million into the business to pay down operating level debt. A similar transaction was completed in April 2016 by Brookfield Infrastructure and its partner in the amount of $312 million.

(4)
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, S.L. for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results. Please refer to Note 5 Disposition of Chilean Electricity Transmission Operation for additional details.

Disclosure of interests in associates
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2018
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$289	$2,227	$2,516	$325	$1,391	$1,716	$800	$708	$92
Transport	11-50%	1,520	15,892	17,412	1,876	6,447	8,323	9,089	6,592	2,497
Energy	20-50%	178	5,307	5,485	162	2,875	3,037	2,448	1,265	1,183
Data infrastructure	21%	447	6,692	7,139	438	2,902	3,340	3,799	3,089	710
Corporate & other	25-50%	105	386	491	99	55	154	337	228	109
Total		$2,539	$30,504	$33,043	$2,900	$13,670	$16,570	$16,473	$11,882	$4,591

		As at December 31, 2017
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-28%	$631	$9,068	$9,699	$756	$4,892	$5,648	$4,051	$3,037	$1,014
Transport	11-50%	1,548	17,096	18,644	1,396	7,002	8,398	10,246	7,385	2,861
Energy	20-50%	164	5,054	5,218	162	2,784	2,946	2,272	1,196	1,076
Data infrastructure	21%	464	6,281	6,745	561	2,968	3,529	3,216	2,602	614
Corporate & other	25-40%	15	54	69	12	42	54	15	8	7
Total		$2,822	$37,553	$40,375	$2,887	$17,688	$20,575	$19,800	$14,228	$5,572
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2018, 2017, and 2016:

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$541	$92	$110	$202	$146	$56
Transport	3,747	(74)	(856)	(930)	(597)	(333)
Energy	739	91	8	99	53	46
Data infrastructure	804	64	244	308	234	74
Corporate & other	41	(132)	356	224	169	55
Total	$5,872	$41	$(138)	$(97)	$5	$(102)

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$1,164	$101	$779	$880	$642	$238
Transport	3,796	213	718	931	744	187
Energy	724	22	(37)	(15)	(22)	7
Data infrastructure	783	58	435	493	409	84
Corporate & other	2	(16)	(145)	(161)	(108)	(53)
Total	$6,469	$378	$1,750	$2,128	$1,665	$463

	Year ended December 31, 2016
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$592	$87	$233	$320	$241	$79
Transport	2,861	221	1,399	1,620	1,210	410
Energy	598	141	138	279	183	96
Data infrastructure	767	121	385	506	399	107
Total	$4,818	$570	$2,155	$2,725	$2,033	$692
As at December 31, 2018 and 2017, none of the associates or joint ventures have quoted prices in an active market.
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2018, 2017, and 2016:

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$380	$6,189	$(6,716)	$(147)	$(106)	$(41)
Transport	776	(1,018)	369	127	77	50
Energy	320	(288)	(46)	(14)	(10)	(4)
Data infrastructure	323	(305)	19	37	29	8
Corporate & other	7	(7)	—	—	—	—
Total	$1,806	$4,571	$(6,374)	$3	$(10)	$13

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$433	$(803)	$494	$124	$102	$22
Transport	1,000	(1,673)	1,121	448	370	78
Energy	261	(171)	(77)	13	6	7
Data infrastructure	338	(226)	(57)	55	44	11
Corporate & other	1	(10)	4	(5)	(3)	(2)
Total	$2,033	$(2,883)	$1,485	$635	$519	$116

	Year ended December 31, 2016
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$352	$(311)	$(21)	$20	$12	$8
Transport	675	(1,783)	969	(139)	(122)	(17)
Energy	152	(174)	15	(7)	(4)	(3)
Data infrastructure	325	(323)	(83)	(81)	(63)	(18)
Total	$1,504	$(2,591)	$880	$(207)	$(177)	$(30)

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of Brookfield Infrastructure’s investments in associates and joint ventures:

		As at December 31, 2018
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-20%	$289	$2,227	$2,516	$325	$1,391	$1,716	$800	$708	$92
Transport	11-50%	1,520	15,892	17,412	1,876	6,447	8,323	9,089	6,592	2,497
Energy	20-50%	178	5,307	5,485	162	2,875	3,037	2,448	1,265	1,183
Data infrastructure	21%	447	6,692	7,139	438	2,902	3,340	3,799	3,089	710
Corporate & other	25-50%	105	386	491	99	55	154	337	228	109
Total		$2,539	$30,504	$33,043	$2,900	$13,670	$16,570	$16,473	$11,882	$4,591

		As at December 31, 2017
		Total							Attributable to
US$ MILLIONS	Ownership and Voting Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Partnership’s Share
Utilities	11-28%	$631	$9,068	$9,699	$756	$4,892	$5,648	$4,051	$3,037	$1,014
Transport	11-50%	1,548	17,096	18,644	1,396	7,002	8,398	10,246	7,385	2,861
Energy	20-50%	164	5,054	5,218	162	2,784	2,946	2,272	1,196	1,076
Data infrastructure	21%	464	6,281	6,745	561	2,968	3,529	3,216	2,602	614
Corporate & other	25-40%	15	54	69	12	42	54	15	8	7
Total		$2,822	$37,553	$40,375	$2,887	$17,688	$20,575	$19,800	$14,228	$5,572
The following tables present the gross amounts of revenue, net income, other comprehensive income from Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2018, 2017, and 2016:

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$541	$92	$110	$202	$146	$56
Transport	3,747	(74)	(856)	(930)	(597)	(333)
Energy	739	91	8	99	53	46
Data infrastructure	804	64	244	308	234	74
Corporate & other	41	(132)	356	224	169	55
Total	$5,872	$41	$(138)	$(97)	$5	$(102)

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$1,164	$101	$779	$880	$642	$238
Transport	3,796	213	718	931	744	187
Energy	724	22	(37)	(15)	(22)	7
Data infrastructure	783	58	435	493	409	84
Corporate & other	2	(16)	(145)	(161)	(108)	(53)
Total	$6,469	$378	$1,750	$2,128	$1,665	$463

	Year ended December 31, 2016
	Total				Attributable to
US$ MILLIONS	Revenue	Net Income	OCI	Total Comprehensive Income	Other Ownership Interests	Partnership’s Share
Utilities	$592	$87	$233	$320	$241	$79
Transport	2,861	221	1,399	1,620	1,210	410
Energy	598	141	138	279	183	96
Data infrastructure	767	121	385	506	399	107
Total	$4,818	$570	$2,155	$2,725	$2,033	$692
As at December 31, 2018 and 2017, none of the associates or joint ventures have quoted prices in an active market.
The following tables present the cash flow activities of Brookfield Infrastructure’s investments in associates and joint ventures for the years ended December 31, 2018, 2017, and 2016:

	Year ended December 31, 2018
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$380	$6,189	$(6,716)	$(147)	$(106)	$(41)
Transport	776	(1,018)	369	127	77	50
Energy	320	(288)	(46)	(14)	(10)	(4)
Data infrastructure	323	(305)	19	37	29	8
Corporate & other	7	(7)	—	—	—	—
Total	$1,806	$4,571	$(6,374)	$3	$(10)	$13

	Year ended December 31, 2017
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$433	$(803)	$494	$124	$102	$22
Transport	1,000	(1,673)	1,121	448	370	78
Energy	261	(171)	(77)	13	6	7
Data infrastructure	338	(226)	(57)	55	44	11
Corporate & other	1	(10)	4	(5)	(3)	(2)
Total	$2,033	$(2,883)	$1,485	$635	$519	$116

	Year ended December 31, 2016
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Partnership’s Share
Utilities	$352	$(311)	$(21)	$20	$12	$8
Transport	675	(1,783)	969	(139)	(122)	(17)
Energy	152	(174)	15	(7)	(4)	(3)
Data infrastructure	325	(323)	(83)	(81)	(63)	(18)
Total	$1,504	$(2,591)	$880	$(207)	$(177)	$(30)